Consolidated Statement of Changes in Equity (Parenthetical) - CAD ($) $ in Millions	Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025
Disclosure Of Restatement [abstract]
Undistributed retained earnings	$ 76	$ 76	$ 77